INTEREST-BEARING LOANS AND BORROWINGS (Narrative) (Details)							1 Months Ended					3 Months Ended	12 Months Ended
	Apr. 30, 2026 USD ($) d $ / shares	Dec. 22, 2025 USD ($)	Oct. 16, 2025 USD ($)	Aug. 07, 2025 USD ($) $ / shares shares	May 14, 2025 USD ($)	Dec. 10, 2021 USD ($)	Jan. 31, 2024 USD ($)	Apr. 27, 2023 USD ($)	Feb. 28, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($)	Jan. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 21, 2025 USD ($)	Feb. 27, 2025 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Shares consideration													$ 547,000	$ 7,391,000	$ 0
Repayment of senior secured term loan													0	0	10,050,000
Derivative financial liabilities													3,300,000	1,700,000
Equity investment													6,709,000	6,709,000
Net proceeds from senior secured term loan													15,000,000	30,176,000	5,000,000
Non-current derivative financial liabilities													3,320,000	1,658,000
Non-current derivative financial assets													249,000	166,000
Loss on extinguishment on old loan													(9,999,000)	0	0
Non-cash loan modification gain													1,706,000	3,567,000	$ 0
Accruals and other liabilities													16,932,000	13,597,000
Initial recognition of new derivative liabilities (conversion options)													1,500,000
Waveform Technologies Inc. [Member]
Disclosure of fair value measurement of liabilities [line items]
Contingent liabilities														$ 5,000,000
Accruals and other liabilities													5,000,000
Term loan facility													$ 15,000,000
Amendment and Restatement of Term Loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Funding amount							$ 22,000,000
Amount available for development of the CGM							9,500,000
Additional liquidity recognized							6,500,000
Amount used to acquire the CGM assets							$ 12,500,000
Non-cash fair value gain (loss)												$ 3,600,000
American depositary share [Member]
Disclosure of fair value measurement of liabilities [line items]
Number of shares issued | shares													19,337,000	18,587,000	8,293,000
Exercise price of warrants | $ / shares														$ 0.8
American depositary share [Member] | Amendment and Restatement of Term Loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Exercise price of warrants | $ / shares														$ 0.8
Funding amount														$ 1,500,000
Class A Ordinary shares [Member]
Disclosure of fair value measurement of liabilities [line items]
Number of shares issued | shares													386,762,000	371,749,000	165,866,000
MiCo Ltd [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan										$ 20,000,000
Loan maturity										seven-year
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan													$ 108,225,000	$ 210,000
Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan													19,650,000	91,263,000
Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Debt issued/repaid											$ 99,700,000
Total exchangeable notes percentage											99.70%
Cash paid to each holder											$ 86,730,000
Cash received per nominal value						$ 1,000					0.87
Nominal amount of debt											$ 1,000
Exchangeable notes discount rate						0.13
Shares consideration						$ 6,100,000
Exchangeable Senior Notes [Member] | American depositary share [Member]
Disclosure of fair value measurement of liabilities [line items]
Shares consideration | shares											1,066,600
Shares amount representing companies ADS | $ / shares											$ 0.4
Exchangeable Senior Notes [Member] | Class A Ordinary shares [Member]
Disclosure of fair value measurement of liabilities [line items]
Shares consideration | shares											21,332,000
Exchangeable Senior Notes [Member] | Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan													210,000	210,000	$ 210,000
Senior Secured Term Loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan		$ 101,900,000
Loan drawdown under new term loan		5,000,000
Face amount of loan		106,900,000	$ 2,000,000	$ 2,000,000	$ 2,000,000								60,000,000					$ 4,000,000
Loan maturity				October 1, 2026	July 27, 2026
Borrowings, interest payments description			that interest payments for the months of September and October 2025 would be paid-in-kind.	interest payments for the months of July and August 2025 would be paid-in-kind.	interest payments for the months of April, May, and June 2025 will be paid-in-kind
Repayment of senior secured term loan		$ 93,300,000											$ 93,300,000
Loan, interest rate basis												the Company negotiated a 2.5% reduction in the interest rate on its term loan facility, lowering the rate from 11.25% to 8.75%
Interest rate of note													8.75%
Description of conversion		In connection with the December 22, 2025 amendment, we issued a senior convertible note evidencing the Term Loans outstanding under the Credit Agreement at the time. Up to US$60.0 million of the aggregate principal amount of the Convertible Note with Perceptive is convertible at the holder’s election into ADSs, at a conversion price of 97% of the VWAP of the ADSs at the time of each such conversion, subject to a floor price of US$1.03 (the “Conversion Price”) and a beneficial ownership cap. The Convertible Note restricts the conversion thereof to the extent that, upon such conversion, the number of the Company’s ordinary shares then beneficially owned by the holder and its “Attribution Parties” (as defined in the Convertible Note), including its affiliates and any other person or entities with which such holder would constitute a Section 13(d) “group,” would exceed 9.9% of the total number of ordinary shares then outstanding (the “Perceptive Beneficial Ownership Cap”). As part of the December 22, 2025 amendment, the parties also addressed two separate contingent consideration obligations arising in connection with the Waveform acquisition.
Loss on extinguishment on old loan													$ 10,000,000
Non-cash loan modification gain													$ 1,700,000
Senior Secured Term Loan [Member] | Waveform Technologies Inc. [Member]
Disclosure of fair value measurement of liabilities [line items]
Term loan facility		$ 15,000,000
Senior Secured Term Loan [Member] | Amendment and Restatement of Term Loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Face amount of loan	$ 72,500,000
Percentage of the 30‑day volume‑weighted average price (“VWAP”) of the Company’s ADSs	75.00%
Period of volume‑weighted average price (“VWAP”) of the Company’s ADSs | d	30
Additional Amount Borrowed	$ 2,500,000
Percentage of the volume‑weighted average price (“VWAP”) of the ADSs at the time of each such conversion for conversion price	97.00%
Minimum conversion price | $ / shares	$ 0.5061
Senior Secured Term Loan [Member] | Perceptive Credit Holdings Iii, Lp [Member]
Disclosure of fair value measurement of liabilities [line items]
Face amount of loan																$ 81,300,000
Loan maturity													January 15, 2027
Loan, interest rate basis																The Term Loan was drawn down in January 2022. The Term Loan is secured by a charge over the Group’s assets. The 48-month Term Loan was originally due to expire in January 2026, however this has since been amended to a maturity date of January 2027. The loan accrued interest at an annual rate equal to 11.25% plus the greater of (a) one-month LIBOR (later changed to the Term SOFR Reference Rate effective from October 28, 2022) and (b) one percent per annum, and interest is payable monthly in arrears in cash.
Senior Secured Term Loan [Member] | Perceptive Credit Holdings Iii, Lp [Member] | Warrant reserve [member]
Disclosure of fair value measurement of liabilities [line items]
Number of shares issued | shares				750,000												500,000
Exercise price of warrants | $ / shares				$ 0.86												$ 6.5
Senior Secured Term Loan [Member] | Perceptive Credit Holdings Iii, Lp [Member] | TRIB Biosensors Inc. (“TRIB B”) [Member]
Disclosure of fair value measurement of liabilities [line items]
Description of Conversion Rights Agreement		In connection with the December 22, 2025 amendment, TRIB Biosensors Inc. (“TRIB B”) Perceptive Credit Holdings II, L.P entered into a conversion rights agreement with Perceptive Credit Holdings II, L.P. (the “Conversion Rights Agreement”), pursuant to which we and Perceptive agreed to permit a US$5.0 million payment obligation of TRIB B owed to Perceptive in connection with the Waveform acquisition (the “Milestone Payment Obligation”) to be satisfied, at Perceptive’s election, by converting that obligation (in whole or in part) into our ADSs at the Conversion Price, as defined above, at the time of each such conversion. This payment obligation of US$5.0 million is included within ‘Accruals and other liabilities’ as at December 31, 2025 (US$5.0 million included in ‘Contingent consideration’ as at December 31, 2024), see Note 21.
Conversion option within contingent partner obligation		$ 7,500,000															$ 0
Term loan facility		$ 7,500,000
Senior Secured Term Loan [Member] | Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan													$ 108,015,000	0
Senior Secured Term Loan [Member] | Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan													$ 0	72,391,000
7-year Convertible Note [Member] | MiCo Ltd [Member]
Disclosure of fair value measurement of liabilities [line items]
Principal amount loaned																$ 20,000,000
Description of conversion													The convertible note has an interest rate of 1.5% and interest is payable quarterly. The convertible note mandatorily converts into ADSs if the volume weighted average price of our ADSs is at or above US$16.20 for any five consecutive NASDAQ trading days.
7-year Convertible Note [Member] | Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan													$ 16,330,000	15,401,000	$ 14,542,000
Accretion interest													(929,000)	(859,000)
Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan													16,300,000	15,400,000
Accretion interest													900,000	900,000
Equity component at date of issue													$ 6,700,000
Convertible note maturity period													7 years
Convertible Note [Member] | MiCo Ltd [Member]
Disclosure of fair value measurement of liabilities [line items]
Convertible note maturity period													7 years
Convertible Note [Member] | Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan													$ 16,330,000	15,401,000
Amended and restated senior secured term loan credit facility [Member]
Disclosure of fair value measurement of liabilities [line items]
Outstanding principal term loan									$ 20,000,000
Face amount of loan									$ 5,000,000
Number of warrants repriced | shares									500,000
Exercise price of warrants | $ / shares									$ 5.36
Initial exercise price of warrants or rights | $ / shares									$ 6.5
Additional liquidity recognized														$ 2,000,000
Sale of Fitzgerald Industries [Member]
Disclosure of fair value measurement of liabilities [line items]
Debt issued/repaid								$ 900,000
Face amount of loan								10,100,000
Proceeds from sale of business								$ 11,000,000